Restructuring	9 Months Ended
Sep. 30, 2020
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
Restructuring charges

    A restructuring charge of $18.1 million was recognized during the nine months ended September 30, 2020 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $11.4 million and office consolidation resulting in a charge for onerous lease obligation of $6.7 million, including the recognition of an impairment of right of use assets of $5.4 million (see note 9 - Operating Leases) and provision for other related costs of $1.3 million.

Details of the restructuring charge recognized in the three and nine months ended September 30, 2020 are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)
Restructuring charge	$—	$—	$18,089	$—

Total	$—	$—	$18,089	—

Details of the movement in the restructuring charge recognized in the three and nine months ended September 30, 2020 are as follows:

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$11,391	$6,698	$18,089
Utilization	(4,278)	(642)	(4,920)
Foreign exchange movement	—	123	123
Provision at September 30, 2020	$7,113	$6,179	$13,292

Prior Period Restructuring charges

    A restructuring charge of $12.5 million was recognized during the year ended December 31, 2018 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilization, resulting in a charge of $9.7 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.8 million. No additional charge was recorded during the nine months ended September 30, 2020.

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilization	(430)	(238)	(668)
Provision at September 30, 2020	$301	$668	$969

    At September 30, 2020, $10.2 million is included within other liabilities and $4.1 million within non-current other liabilities.